Finance and operating leases - Lease expenses and income (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Leases [Abstract]
Short-term lease expense	$ 15,305	$ 23,003
Operating lease expense	3,007	4,588
Operating lease income	$ (6,182)	$ (6,831)